Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2015
Marketable Securities [Abstract]
Held-to-Maturity Securities
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*

	US$ thousands
At June 30, 2015
Held to maturity:
Corporate debt securities
Current	8,705	-	(118)	8,587
Non-Current	29,596	2	(239)	29,359

	38,301	2	(357)	37,946

At December 31, 2014
Held to maturity:
Corporate debt securities
Current	15,328	-	(69)	15,259
Non-Current	20,536	-	(271)	20,265

	35,864	-	(340)	35,524

*	Fair value is being determined using quoted market prices in active markets (Level 1).

**	Including accrued interest in the amount of US$ 339 thousands and US$ 315 thousands as of December 31, 2014 and June 30, 2015 respectively.

Schedule of Reconciliation of Marketable Securities
US$ thousands
Balance at January 1, 2015	35,864

Purchases of marketable securities	12,935
Discount of marketable securities	(298)
Proceeds from maturity of marketable securities	(10,200)
Balance at June 30, 2015	38,301

Summary of investment Securities in an Unrealized Loss Position
	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities	(90)	11,336	(267)	25,076	(357)	36,412